SELECT DIMENSIONS

ITT HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT THREE
HARTFORD LIFE
INSURANCE COMPANY
SEPARATE ACCOUNT THREE
ANNUAL REPORT
DECEMBER 31, 1996

[LOGO]                                                                    [LOGO]

  SELECT DIMENSIONS

  ITT HARTFORD LIFE AND ANNUITY
 INSURANCE COMPANY
 SEPARATE ACCOUNT THREE

--------------------------------------------------------------------------------
 Separate Account Three
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1996

                                             NORTH AMERICAN
                                MONEY          GOVERNMENT       BALANCED
                             MARKET FUND     SECURITIES FUND      FUND      UTILITIES FUND
                             SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------   ---------------   -----------  --------------
ASSETS:
Investments in Dean
  Witter Select
  Investment Series:
  Money Market Fund
    Shares                          81,543,258
    Cost                          $ 81,543,258
    Market Value.........    $81,543,258          --               --            --
  North American
   Government Securities
   Fund
    Shares                             379,731
    Cost                          $  3,826,397
    Market Value.........       --              $3,827,685         --            --
  Balanced Fund
    Shares                           2,775,948
    Cost                          $ 33,022,150
    Market Value.........       --                --           $36,281,636       --
  Utilities Fund
    Shares                           2,634,068
    Cost                          $ 31,427,131
    Market Value.........       --                --               --         $34,084,844
  Dividend Growth Fund
    Shares                          14,610,646
    Cost                          $206,342,987
    Market Value.........       --                --               --            --
  Value Added Market Fund
    Shares                           4,613,248
    Cost                          $ 57,919,878
    Market Value.........       --                --               --            --
  Core Equity Fund
    Shares                           1,244,437
    Cost                          $ 15,134,747
    Market Value.........       --                --               --            --
  American Value Fund
    Shares                           7,308,180
    Cost                          $100,443,932
    Market Value.........       --                --               --            --
  Global Equity Fund
    Shares                           4,433,959
    Cost                          $ 49,931,596
    Market Value.........       --                --               --            --
  Developing Growth Fund
    Shares                           3,359,116
    Cost                          $ 52,659,636
    Market Value.........       --                --               --            --
  Emerging Markets Fund
    Shares                           1,419,551
    Cost                          $ 14,892,825
    Market Value.........       --                --               --            --
  Diversified Income Fund
    Shares                           2,863,074
    Cost                          $ 29,167,738
    Market Value.........       --                --               --            --
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....       --                --                1,582        --
  Receivable from fund
   shares sold...........        483,690             1,041         --             761,210
                           ---------------   ---------------   -----------  --------------
  Total Assets...........     82,026,948         3,828,726     36,283,218      34,846,054
                           ---------------   ---------------   -----------  --------------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....        483,345             1,052         --             761,590
  Payable for fund shares
   purchased.............       --                --                  265        --
                           ---------------   ---------------   -----------  --------------
  Total Liabilities......        483,345             1,052            265         761,590
                           ---------------   ---------------   -----------  --------------
  Net Assets (variable
   annuity contract
   liabilities)..........    $81,543,603        $3,827,674     $36,282,953    $34,084,464
                           ---------------   ---------------   -----------  --------------
                           ---------------   ---------------   -----------  --------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
  GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........      7,480,376           353,083      2,663,434       2,512,201
  Unit Price.............    $ 10.901003        $10.840708     $13.618100     $ 13.567570
ANNUITY CONTRACTS IN THE
  ANNUITY PERIOD:
  GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........       --                --                  885        --
  Unit Price.............       --                --           $13.618100        --

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                             DIVIDEND    VALUE ADDED  CORE EQUITY    AMERICAN      GLOBAL       DEVELOPING        EMERGING
                           GROWTH FUND   MARKET FUND     FUND       VALUE FUND   EQUITY FUND    GROWTH FUND     MARKETS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -----------  -----------  ------------  -----------  ---------------   ------------
ASSETS:
Investments in Dean
  Witter Select
  Investment Series:
  Money Market Fund
    Shares                          81,543,258
    Cost                          $ 81,543,258
    Market Value.........      --            --           --            --           --            --               --
  North American
   Government Securities
   Fund
    Shares                             379,731
    Cost                          $  3,826,397
    Market Value.........      --            --           --            --           --            --               --
  Balanced Fund
    Shares                           2,775,948
    Cost                          $ 33,022,150
    Market Value.........      --            --           --            --           --            --               --
  Utilities Fund
    Shares                           2,634,068
    Cost                          $ 31,427,131
    Market Value.........      --            --           --            --           --            --               --
  Dividend Growth Fund
    Shares                          14,610,646
    Cost                          $206,342,987
    Market Value.........  $240,345,129      --           --            --           --            --               --
  Value Added Market Fund
    Shares                           4,613,248
    Cost                          $ 57,919,878
    Market Value.........      --        $65,323,598      --            --           --            --               --
  Core Equity Fund
    Shares                           1,244,437
    Cost                          $ 15,134,747
    Market Value.........      --            --       $16,862,113       --           --            --               --
  American Value Fund
    Shares                           7,308,180
    Cost                          $100,443,932
    Market Value.........      --            --           --       $111,815,156      --            --               --
  Global Equity Fund
    Shares                           4,433,959
    Cost                          $ 49,931,596
    Market Value.........      --            --           --            --       $53,473,545       --               --
  Developing Growth Fund
    Shares                           3,359,116
    Cost                          $ 52,659,636
    Market Value.........      --            --           --            --           --         $56,701,878         --
  Emerging Markets Fund
    Shares                           1,419,551
    Cost                          $ 14,892,825
    Market Value.........      --            --           --            --           --            --           $15,927,367
  Diversified Income Fund
    Shares                           2,863,074
    Cost                          $ 29,167,738
    Market Value.........      --            --           --            --           --            --               --
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....      145,178       48,517       15,009         34,844      34,234           1,854           2,974
  Receivable from fund
   shares sold...........      --            --           --            --           --                 969         --
                           ------------  -----------  -----------  ------------  -----------  ---------------   ------------
  Total Assets...........  240,490,307   65,372,115   16,877,122    111,850,000  53,507,779      56,704,701      15,930,341
                           ------------  -----------  -----------  ------------  -----------  ---------------   ------------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....      --            --           --            --           --            --               --
  Payable for fund shares
   purchased.............      144,817       48,523       15,014         35,100      34,224        --                 2,987
                           ------------  -----------  -----------  ------------  -----------  ---------------   ------------
  Total Liabilities......      144,817       48,523       15,014         35,100      34,224                           2,987
                           ------------  -----------  -----------  ------------  -----------  ---------------   ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $240,345,490  $65,323,592  $16,862,108  $111,814,900  $53,473,555    $56,704,701     $15,927,354
                           ------------  -----------  -----------  ------------  -----------  ---------------   ------------
                           ------------  -----------  -----------  ------------  -----------  ---------------   ------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
  GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........   14,201,405    4,527,796    1,232,899      7,289,696   4,359,716       3,365,764       1,393,640
  Unit Price.............  $ 16.920959   $14.421708   $13.674730   $  15.335469  $12.264831     $ 16.843276     $ 11.419991
ANNUITY CONTRACTS IN THE
  ANNUITY PERIOD:
  GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........        2,606        1,736          186          1,565         194             843           1,051
  Unit Price.............  $ 16.920959   $14.421708   $13.674730   $  15.335469  $12.264831     $ 16.843276     $ 11.419991


                           DIVERSIFIED
                           INCOME FUND
                           SUB-ACCOUNT
                           -----------
ASSETS:
Investments in Dean
  Witter Select
  Investment Series:
  Money Market Fund

    Shares

    Cost
    Market Value.........      --
  North American
   Government Securities
   Fund

    Shares

    Cost
    Market Value.........
  Balanced Fund

    Shares

    Cost
    Market Value.........      --
  Utilities Fund

    Shares

    Cost
    Market Value.........      --
  Dividend Growth Fund

    Shares

    Cost
    Market Value.........      --
  Value Added Market Fund

    Shares

    Cost
    Market Value.........      --
  Core Equity Fund

    Shares

    Cost
    Market Value.........      --
  American Value Fund

    Shares

    Cost
    Market Value.........      --
  Global Equity Fund

    Shares

    Cost
    Market Value.........      --
  Developing Growth Fund

    Shares

    Cost
    Market Value.........      --
  Emerging Markets Fund

    Shares

    Cost
    Market Value.........      --
  Diversified Income Fund

    Shares

    Cost
    Market Value.........  $29,546,924
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....     798,989
  Receivable from fund
   shares sold...........      --
                           -----------
  Total Assets...........  30,345,913
                           -----------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....      --
  Payable for fund shares
   purchased.............     798,988
                           -----------
  Total Liabilities......     798,988
                           -----------
  Net Assets (variable
   annuity contract
   liabilities)..........  $29,546,925
                           -----------
                           -----------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
  GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........   2,579,010
  Unit Price.............  $11.456694
ANNUITY CONTRACTS IN THE
  ANNUITY PERIOD:
  GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........      --
  Unit Price.............      --

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SEPARATE ACCOUNT THREE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 1996

                                          NORTH AMERICAN
                              MONEY         GOVERNMENT       BALANCED
                           MARKET FUND    SECURITIES FUND      FUND       UTILITIES FUND
                           SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ---------------   -----------   --------------
INVESTMENT INCOME:
  Dividends..............   $2,816,822       $127,649       $   640,232     $  897,736
EXPENSES:
  Mortality and expense
   undertakings..........     (801,162)       (35,879)         (348,416)      (381,250)
                           ------------   ---------------   -----------   --------------
  Net investment income
   (loss)................    2,015,660         91,770           291,816        516,486
                           ------------   ---------------   -----------   --------------
CAPITAL GAINS INCOME.....      --             --                133,324         19,659
                           ------------   ---------------   -----------   --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                 146            (2,137)        (9,700)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --              (7,752)        2,434,571      1,346,860
                           ------------   ---------------   -----------   --------------
    Net gain (loss) on
     investments.........      --              (7,606)        2,432,434      1,337,160
                           ------------   ---------------   -----------   --------------
    Net increase in net
     assets resulting
     from operations.....   $2,015,660       $ 84,164       $ 2,857,574     $1,873,305
                           ------------   ---------------   -----------   --------------
                           ------------   ---------------   -----------   --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                             DIVIDEND     VALUE ADDED    CORE EQUITY    AMERICAN       GLOBAL      DEVELOPING      EMERGING
                           GROWTH FUND    MARKET FUND       FUND       VALUE FUND    EQUITY FUND   GROWTH FUND   MARKETS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------   ------------   -----------   -----------   -----------   -----------   ------------
INVESTMENT INCOME:
  Dividends..............  $  3,479,959    $  715,389    $    51,464   $   435,307   $   442,106   $   51,682     $  136,550
EXPENSES:
  Mortality and expense
   undertakings..........    (2,150,665)     (607,510)      (119,884)   (1,027,967)     (488,638)    (516,793)      (146,928)
                           ------------   ------------   -----------   -----------   -----------   -----------   ------------
  Net investment income
   (loss)................     1,329,294       107,879        (68,420)     (592,660)      (46,532)    (465,111)       (10,378)
                           ------------   ------------   -----------   -----------   -----------   -----------   ------------
CAPITAL GAINS INCOME.....       171,162        22,962         23,882       343,751        38,052       39,359        --
                           ------------   ------------   -----------   -----------   -----------   -----------   ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (18,644)       (9,711)       (19,763)      (18,375)        3,232       (2,418)         2,901
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    27,743,616     6,274,483      1,628,841     8,398,356     2,977,064    2,663,616      1,086,487
                           ------------   ------------   -----------   -----------   -----------   -----------   ------------
    Net gain (loss) on
     investments.........    27,724,972     6,264,772      1,609,078     8,379,981     2,980,296    2,661,198      1,089,388
                           ------------   ------------   -----------   -----------   -----------   -----------   ------------
    Net increase in net
     assets resulting
     from operations.....  $ 29,225,428    $6,395,613    $ 1,564,540   $ 8,131,072   $ 2,971,816   $2,235,446     $1,079,010
                           ------------   ------------   -----------   -----------   -----------   -----------   ------------
                           ------------   ------------   -----------   -----------   -----------   -----------   ------------


                           DIVERSIFIED
                           INCOME FUND
                           SUB-ACCOUNT
                           -----------
INVESTMENT INCOME:
  Dividends..............  $1,363,694
EXPENSES:
  Mortality and expense
   undertakings..........    (250,617)
                           -----------
  Net investment income
   (loss)................   1,113,077
                           -----------
CAPITAL GAINS INCOME.....      19,526
                           -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (14,054)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     258,517
                           -----------
    Net gain (loss) on
     investments.........     244,463
                           -----------
    Net increase in net
     assets resulting
     from operations.....  $1,377,066
                           -----------
                           -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 Separate Account Three
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1996

                                         NORTH AMERICAN
                              MONEY        GOVERNMENT       BALANCED
                           MARKET FUND   SECURITIES FUND      FUND      UTILITIES FUND
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  ---------------   -----------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $  2,015,660    $   91,770      $   291,816   $     516,486
  Capital gains income...       --            --               133,324          19,659
  Net realized gain
   (loss) on security
   transactions..........       --                146           (2,137)         (9,700)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --             (7,752)       2,434,571       1,346,860
                           ------------  ---------------   -----------  --------------
  Net increase in net
   assets resulting from
   operations............     2,015,660        84,164        2,857,574       1,873,305
                           ------------  ---------------   -----------  --------------
UNIT TRANSACTIONS:
  Purchases..............    87,509,584     2,449,165       16,974,073      16,024,407
  Net transfers..........   (44,621,372)      203,409        2,397,686         (75,687)
  Surrenders.............    (4,023,173)      (41,335)        (792,598)       (938,935)
  Net annuity
   transactions..........       --            --                11,286        --
                           ------------  ---------------   -----------  --------------
  Net increase in net
   assets resulting from
   unit transactions.....    38,865,039     2,611,239       18,590,447      15,009,785
                           ------------  ---------------   -----------  --------------
  Total increase in net
   assets................    40,880,699     2,695,403       21,448,021      16,883,090
NET ASSETS:
  Beginning of period....    40,662,904     1,132,271       14,834,932      17,201,374
                           ------------  ---------------   -----------  --------------
  End of period..........  $ 81,543,603    $3,827,674      $36,282,953   $  34,084,464
                           ------------  ---------------   -----------  --------------
                           ------------  ---------------   -----------  --------------

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995

                                         NORTH AMERICAN
                              MONEY        GOVERNMENT       BALANCED
                           MARKET FUND   SECURITIES FUND      FUND      UTILITIES FUND
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  ---------------   -----------  --------------
OPERATIONS:
  Net investment
   income................  $    639,855    $   14,980      $    91,861   $      98,105
  Net realized gain
   (loss) on security
   transactions..........       --                 21            3,651           1,504
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --              8,961          822,659       1,309,995
                           ------------  ---------------   -----------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       639,855        23,962          918,171       1,409,604
                           ------------  ---------------   -----------  --------------
UNIT TRANSACTIONS:
  Purchases..............    56,967,713     1,274,912       12,856,387      14,264,648
  Net transfers..........   (17,794,789)     (178,952)         697,577       1,290,090
  Surrenders.............      (283,062)       (9,537)        (332,221)       (160,134)
                           ------------  ---------------   -----------  --------------
  Net increase in net
   assets resulting from
   unit transactions.....    38,889,862     1,086,423       13,221,743      15,394,604
                           ------------  ---------------   -----------  --------------
  Total increase in net
   assets................    39,529,717     1,110,385       14,139,914      16,804,208
NET ASSETS:
  Beginning of period....     1,133,187        21,886          695,018         397,166
                           ------------  ---------------   -----------  --------------
  End of period..........  $ 40,662,904    $1,132,271      $14,834,932   $  17,201,374
                           ------------  ---------------   -----------  --------------
                           ------------  ---------------   -----------  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                             DIVIDEND    VALUE ADDED  CORE EQUITY    AMERICAN      GLOBAL     DEVELOPING     EMERGING
                           GROWTH FUND   MARKET FUND     FUND       VALUE FUND   EQUITY FUND  GROWTH FUND  MARKETS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -----------  -----------  ------------  -----------  -----------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $  1,329,294  $   107,879  $   (68,420) $   (592,660) $   (46,532) $  (465,111) $    (10,378)
  Capital gains income...       171,162       22,962       23,882       343,751       38,052       39,359       --
  Net realized gain
   (loss) on security
   transactions..........       (18,644)      (9,711)     (19,763)      (18,375)       3,232       (2,418)        2,901
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    27,743,616    6,274,483    1,628,841     8,398,356    2,977,064    2,663,616     1,086,487
                           ------------  -----------  -----------  ------------  -----------  -----------  ------------
  Net increase in net
   assets resulting from
   operations............    29,225,428    6,395,613    1,564,540     8,131,072    2,971,816    2,235,446     1,079,010
                           ------------  -----------  -----------  ------------  -----------  -----------  ------------
UNIT TRANSACTIONS:
  Purchases..............   125,692,963   29,831,198   10,134,999    61,308,203   30,438,241   34,425,443     9,543,061
  Net transfers..........    16,517,648    8,058,083    1,785,696     8,928,691    5,422,580    5,020,629     1,898,163
  Surrenders.............    (5,468,368)  (1,128,293)    (166,416)   (2,457,975)  (1,262,709)  (1,291,832)     (429,144)
  Net annuity
   transactions..........        39,927       23,528        1,831        23,364        2,008       16,307        11,920
                           ------------  -----------  -----------  ------------  -----------  -----------  ------------
  Net increase in net
   assets resulting from
   unit transactions.....   136,782,170   36,784,516   11,756,110    67,802,283   34,600,120   38,170,547    11,024,000
                           ------------  -----------  -----------  ------------  -----------  -----------  ------------
  Total increase in net
   assets................   166,007,598   43,180,129   13,320,650    75,933,355   37,571,936   40,405,993    12,103,010
NET ASSETS:
  Beginning of period....    74,337,892   22,143,463    3,541,458    35,881,545   15,901,619   16,298,708     3,824,344
                           ------------  -----------  -----------  ------------  -----------  -----------  ------------
  End of period..........  $240,345,490  $65,323,592  $16,862,108  $111,814,900  $53,473,555  $56,704,701  $ 15,927,354
                           ------------  -----------  -----------  ------------  -----------  -----------  ------------
                           ------------  -----------  -----------  ------------  -----------  -----------  ------------

                             DIVIDEND    VALUE ADDED  CORE EQUITY    AMERICAN      GLOBAL     DEVELOPING     EMERGING
                           GROWTH FUND   MARKET FUND     FUND       VALUE FUND   EQUITY FUND  GROWTH FUND  MARKETS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -----------  -----------  ------------  -----------  -----------  ------------
OPERATIONS:
  Net investment
   income................  $    265,572  $    66,441  $     4,336  $      7,105  $    51,620  $    13,093  $     13,633
  Net realized gain
   (loss) on security
   transactions..........       (16,328)       3,791       (1,489)        3,381          987        9,785        (1,257)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     6,252,310    1,125,137       97,871     2,960,702      562,561    1,376,027       (52,783)
                           ------------  -----------  -----------  ------------  -----------  -----------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     6,501,554    1,195,369      100,718     2,971,188      615,168    1,398,905       (40,407)
                           ------------  -----------  -----------  ------------  -----------  -----------  ------------
UNIT TRANSACTIONS:
  Purchases..............    60,696,608   18,013,450    2,831,593    28,794,175   12,926,622   12,424,796     3,281,107
  Net transfers..........     6,571,343    2,886,893      428,776     3,710,153    1,525,052    2,386,662       285,332
  Surrenders.............      (708,897)    (201,852)     (34,978)     (315,577)    (260,038)    (190,170)      (48,675)
                           ------------  -----------  -----------  ------------  -----------  -----------  ------------
  Net increase in net
   assets resulting from
   unit transactions.....    66,559,054   20,698,491    3,225,391    32,188,751   14,191,636   14,621,288     3,517,764
                           ------------  -----------  -----------  ------------  -----------  -----------  ------------
  Total increase in net
   assets................    73,060,608   21,893,860    3,326,109    35,159,939   14,806,804   16,020,193     3,477,357
NET ASSETS:
  Beginning of period....     1,277,284      249,603      215,349       721,606    1,094,815      278,515       346,987
                           ------------  -----------  -----------  ------------  -----------  -----------  ------------
  End of period..........  $ 74,337,892  $22,143,463  $ 3,541,458  $ 35,881,545  $15,901,619  $16,298,708  $  3,824,344
                           ------------  -----------  -----------  ------------  -----------  -----------  ------------
                           ------------  -----------  -----------  ------------  -----------  -----------  ------------


                           DIVERSIFIED
                           INCOME FUND
                           SUB-ACCOUNT
                           -----------
OPERATIONS:
  Net investment income
   (loss)................  $ 1,113,077
  Capital gains income...       19,526
  Net realized gain
   (loss) on security
   transactions..........      (14,054)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      258,517
                           -----------
  Net increase in net
   assets resulting from
   operations............    1,377,066
                           -----------
UNIT TRANSACTIONS:
  Purchases..............   16,710,309
  Net transfers..........    4,393,264
  Surrenders.............   (1,150,693)
  Net annuity
   transactions..........
                           -----------
  Net increase in net
   assets resulting from
   unit transactions.....   19,952,880
                           -----------
  Total increase in net
   assets................   21,329,946
NET ASSETS:
  Beginning of period....    8,216,979
                           -----------
  End of period..........  $29,546,925
                           -----------
                           -----------

                           DIVERSIFIED
                           INCOME FUND
                           SUB-ACCOUNT
                           -----------
OPERATIONS:
  Net investment
   income................  $   101,020
  Net realized gain
   (loss) on security
   transactions..........        1,092
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      119,949
                           -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      222,061
                           -----------
UNIT TRANSACTIONS:
  Purchases..............    7,211,967
  Net transfers..........      514,813
  Surrenders.............      (33,450)
                           -----------
  Net increase in net
   assets resulting from
   unit transactions.....    7,693,330
                           -----------
  Total increase in net
   assets................    7,915,391
NET ASSETS:
  Beginning of period....      301,588
                           -----------
  End of period..........  $ 8,216,979
                           -----------
                           -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SEPARATE ACCOUNT THREE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 1996

 1.  ORGANIZATION:

    Separate Account Three (the Account) is a separate investment account within ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION--The investment in shares of the Dean Witter Select Dimensions Investment Series Mutual Funds is valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.

    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.25% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

    b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
TO ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:

 We have audited the accompanying statement of assets and liabilities of ITT Hartford Life and Annuity Insurance Company Separate Account Three (the Account) as of December 31, 1996, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatment. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ITT Hartford Life and Annuity Insurance Company Separate Account Three as of December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP
 Hartford, Connecticut
 February 14, 1997

--------------------------------------------------------------------------------
 Separate Account Three
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1996

                                          NORTH AMERICAN
                              MONEY         GOVERNMENT       BALANCED
                           MARKET FUND    SECURITIES FUND      FUND       UTILITIES FUND
                           SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ---------------   -----------   --------------
ASSETS
Investments in Dean
  Witter Select
  Dimensions Investment
  Series:
  Money Market Fund
    Shares                         5,458,394
    Cost                          $5,458,394
    Market Value.........   $5,458,394         --               --             --
  North American
   Government Securities
   Fund
    Shares                            33,923
    Cost                          $ 341,482
    Market Value.........      --           $  341,940          --             --
  Balanced Fund
    Shares                           199,404
    Cost                          $2,357,693
    Market Value.........      --              --           $2,606,214         --
  Utilities Fund
    Shares                           123,502
    Cost                          $1,485,678
    Market Value.........      --              --               --          $1,598,120
  Dividend Growth Fund
    Shares                         1,082,118
    Cost                          $15,618,347
    Market Value.........      --              --               --             --
  Value Added Market Fund
    Shares                           577,467
    Cost                          $7,444,538
    Market Value.........      --              --               --             --
  Core Equity Fund
    Shares                           100,297
    Cost                          $1,210,325
    Market Value.........      --              --               --             --
  American Value Fund
    Shares                           592,561
    Cost                          $8,174,225
    Market Value.........      --              --               --             --
  Global Equity Fund
    Shares                           477,733
    Cost                          $5,418,494
    Market Value.........      --              --               --             --
  Developing Growth Fund
    Shares                           261,262
    Cost                          $4,113,395
    Market Value.........      --              --               --             --
  Emerging Markets Fund
    Shares                           119,630
    Cost                          $1,265,074
    Market Value.........      --              --               --             --
  Diversified Income Fund
    Shares                           248,355
    Cost                          $2,532,085
    Market Value.........      --              --               --             --
  Due from Hartford Life
   Insurance Company.....      --              --                9,779          10,099
  Receivable from fund
   shares sold                     217              13          --             --
                           ------------   ---------------   -----------   --------------
  Total Assets...........    5,458,611         341,953       2,615,993       1,608,219
                           ------------   ---------------   -----------   --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          206              14          --             --
  Payable for fund shares
   purchased.............      --              --                9,701           9,693
                           ------------   ---------------   -----------   --------------
  Total Liabilities......          206              14           9,701           9,693
                           ------------   ---------------   -----------   --------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $5,458,405      $  341,939      $2,606,292      $1,598,526
                           ------------   ---------------   -----------   --------------
                           ------------   ---------------   -----------   --------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
  INDIVIDUAL
  SUB-ACCOUNTS:
  Units Owned by
   Participants..........      500,725          31,542         191,384         117,820
  Unit Price.............   $10.901003      $10.840708      $13.618100      $13.567570

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                             DIVIDEND     VALUE ADDED   CORE EQUITY    AMERICAN       GLOBAL      DEVELOPING      EMERGING
                           GROWTH FUND    MARKET FUND      FUND       VALUE FUND    EQUITY FUND   GROWTH FUND   MARKETS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------   -----------   -----------   -----------   -----------   -----------   ------------
ASSETS
Investments in Dean
  Witter Select
  Dimensions Investment
  Series:
  Money Market Fund
    Shares                         5,458,394
    Cost                          $5,458,394
    Market Value.........      --             --            --            --            --            --            --
  North American
   Government Securities
   Fund
    Shares                            33,923
    Cost                          $ 341,482
    Market Value.........      --             --            --            --            --            --            --
  Balanced Fund
    Shares                           199,404
    Cost                          $2,357,693
    Market Value.........      --             --            --            --            --            --            --
  Utilities Fund
    Shares                           123,502
    Cost                          $1,485,678
    Market Value.........      --             --            --            --            --            --            --
  Dividend Growth Fund
    Shares                         1,082,118
    Cost                          $15,618,347
    Market Value.........  $17,800,839        --            --            --            --            --            --
  Value Added Market Fund
    Shares                           577,467
    Cost                          $7,444,538
    Market Value.........      --         $8,176,937        --            --            --            --            --
  Core Equity Fund
    Shares                           100,297
    Cost                          $1,210,325
    Market Value.........      --             --        $1,359,028        --            --            --            --
  American Value Fund
    Shares                           592,561
    Cost                          $8,174,225
    Market Value.........      --             --            --        $9,066,181        --            --            --
  Global Equity Fund
    Shares                           477,733
    Cost                          $5,418,494
    Market Value.........      --             --            --            --        $5,761,460        --            --
  Developing Growth Fund
    Shares                           261,262
    Cost                          $4,113,395
    Market Value.........      --             --            --            --            --        $4,410,095        --
  Emerging Markets Fund
    Shares                           119,630
    Cost                          $1,265,074
    Market Value.........      --             --            --            --            --            --         $1,342,250
  Diversified Income Fund
    Shares                           248,355
    Cost                          $2,532,085
    Market Value.........      --             --            --            --            --            --            --
  Due from Hartford Life
   Insurance Company.....       22,161        14,661        --            13,127        12,097            43        --
  Receivable from fund
   shares sold                 --             --                53        --            --               168             51
                           ------------   -----------   -----------   -----------   -----------   -----------   ------------
  Total Assets...........   17,823,000     8,191,598     1,359,081     9,079,308     5,773,557     4,410,306      1,342,301
                           ------------   -----------   -----------   -----------   -----------   -----------   ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --             --                72        --            --            --                 45
  Payable for fund shares
   purchased.............       21,391        14,683        --            13,120        12,104        --            --
                           ------------   -----------   -----------   -----------   -----------   -----------   ------------
  Total Liabilities......       21,391        14,683            72        13,120        12,104        --                 45
                           ------------   -----------   -----------   -----------   -----------   -----------   ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $17,801,609    $8,176,915    $1,359,009    $9,066,188    $5,761,453    $4,410,306     $1,342,256
                           ------------   -----------   -----------   -----------   -----------   -----------   ------------
                           ------------   -----------   -----------   -----------   -----------   -----------   ------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
  INDIVIDUAL
  SUB-ACCOUNTS:
  Units Owned by
   Participants..........    1,052,045       566,987        99,381       591,191       469,754       261,844        117,536
  Unit Price.............  $ 16.920959    $14.421708    $13.674730    $15.335469    $12.264831    $16.843276     $11.419991


                           DIVERSIFIED
                           INCOME FUND
                           SUB-ACCOUNT
                           -----------
ASSETS
Investments in Dean
  Witter Select
  Dimensions Investment
  Series:
  Money Market Fund

    Shares

    Cost
    Market Value.........      --
  North American
   Government Securities
   Fund

    Shares

    Cost
    Market Value.........      --
  Balanced Fund

    Shares

    Cost
    Market Value.........      --
  Utilities Fund

    Shares

    Cost
    Market Value.........      --
  Dividend Growth Fund

    Shares

    Cost
    Market Value.........      --
  Value Added Market Fund

    Shares

    Cost
    Market Value.........      --
  Core Equity Fund

    Shares

    Cost
    Market Value.........      --
  American Value Fund

    Shares

    Cost
    Market Value.........      --
  Global Equity Fund

    Shares

    Cost
    Market Value.........      --
  Developing Growth Fund

    Shares

    Cost
    Market Value.........      --
  Emerging Markets Fund

    Shares

    Cost
    Market Value.........      --
  Diversified Income Fund

    Shares

    Cost
    Market Value.........  $2,563,018
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold                     98
                           -----------
  Total Assets...........   2,563,116
                           -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         100
  Payable for fund shares
   purchased.............      --
                           -----------
  Total Liabilities......         100
                           -----------
  Net Assets (variable
   annuity contract
   liabilities)..........  $2,563,016
                           -----------
                           -----------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
  INDIVIDUAL
  SUB-ACCOUNTS:
  Units Owned by
   Participants..........     223,713
  Unit Price.............  $11.456694

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SEPARATE ACCOUNT THREE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 1996

                                          NORTH AMERICAN
                              MONEY         GOVERNMENT       BALANCED
                           MARKET FUND    SECURITIES FUND      FUND       UTILITIES FUND
                           SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ---------------   -----------   --------------
INVESTMENT INCOME:
  Dividends..............    $139,163         $11,760        $ 45,132        $ 38,446
EXPENSES:
  Mortality and expense
   undertakings..........     (39,546)         (3,249)        (24,240)        (16,492)
                           ------------       -------       -----------   --------------
  Net investment income
   (loss)................      99,617           8,511          20,892          21,954
                           ------------       -------       -----------   --------------
CAPITAL GAINS INCOME.....      --             --                8,328             894
                           ------------       -------       -----------   --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                 335           6,424          (1,428)
  Net unrealized
   appreciation of
   investments during the
   period................      --                  60         165,616          59,442
                           ------------       -------       -----------   --------------
    Net gain (loss) on
     investments.........      --                 395         172,040          58,014
                           ------------       -------       -----------   --------------
    Net increase in net
     assets resulting
     from operations.....    $ 99,617         $ 8,906        $201,260        $ 80,862
                           ------------       -------       -----------   --------------
                           ------------       -------       -----------   --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                             DIVIDEND     VALUE ADDED    CORE EQUITY    AMERICAN       GLOBAL      DEVELOPING      EMERGING
                           GROWTH FUND    MARKET FUND       FUND       VALUE FUND    EQUITY FUND   GROWTH FUND   MARKETS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------   ------------   -----------   -----------   -----------   -----------   ------------
INVESTMENT INCOME:
  Dividends..............   $  220,469      $ 63,456      $  4,345      $ 30,554      $ 44,739      $  3,259       $ 10,801
EXPENSES:
  Mortality and expense
   undertakings..........     (137,580)      (55,844)      (10,135)      (75,719)      (50,495)      (37,248)       (12,048)
                           ------------   ------------   -----------   -----------   -----------   -----------   ------------
  Net investment income
   (loss)................       82,889         7,612        (5,790)      (45,165)       (5,756)      (33,989)        (1,247)
                           ------------   ------------   -----------   -----------   -----------   -----------   ------------
CAPITAL GAINS INCOME.....       10,163         1,620         1,743        23,844         3,905         2,707         --
                           ------------   ------------   -----------   -----------   -----------   -----------   ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (1,335)        3,162           519           179           932         3,963            (27)
  Net unrealized
   appreciation of
   investments during the
   period................    1,770,825       638,574       144,463       660,479       304,832       196,773         77,164
                           ------------   ------------   -----------   -----------   -----------   -----------   ------------
    Net gain (loss) on
     investments.........    1,769,490       641,736       144,982       660,658       305,764       200,736         77,137
                           ------------   ------------   -----------   -----------   -----------   -----------   ------------
    Net increase in net
     assets resulting
     from operations.....   $1,862,542      $650,968      $140,935      $639,337      $303,913      $169,454       $ 75,890
                           ------------   ------------   -----------   -----------   -----------   -----------   ------------
                           ------------   ------------   -----------   -----------   -----------   -----------   ------------


                           DIVERSIFIED
                           INCOME FUND
                           SUB-ACCOUNT
                           -----------
INVESTMENT INCOME:
  Dividends..............   $103,004
EXPENSES:
  Mortality and expense
   undertakings..........    (19,211)
                           -----------
  Net investment income
   (loss)................     83,793
                           -----------
CAPITAL GAINS INCOME.....      1,078
                           -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        101
  Net unrealized
   appreciation of
   investments during the
   period................     21,655
                           -----------
    Net gain (loss) on
     investments.........     21,756
                           -----------
    Net increase in net
     assets resulting
     from operations.....   $106,627
                           -----------
                           -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 Separate Account Three
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1996

                                          NORTH AMERICAN
                              MONEY         GOVERNMENT       BALANCED
                           MARKET FUND    SECURITIES FUND      FUND       UTILITIES FUND
                           SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ---------------   -----------   --------------
OPERATIONS:
  Net investment income
   (loss)................  $    99,617       $  8,511       $    20,892     $   21,954
  Capital gains income...      --             --                  8,328            894
  Net realized gain
   (loss) on security
   transactions..........      --                 335             6,424         (1,428)
  Net unrealized
   appreciation of
   investments during the
   period................      --                  60           165,616         59,442
                           ------------   ---------------   -----------   --------------
  Net increase in net
   assets resulting from
   operations............       99,617          8,906           201,260         80,862
                           ------------   ---------------   -----------   --------------
UNIT TRANSACTIONS:
  Purchases..............    6,948,541        205,518         1,550,548        896,723
  Net transfers..........   (2,722,056)       173,663          (295,995)       128,215
  Surrenders.............     (186,897)       (93,829)         (203,150)      (137,390)
                           ------------   ---------------   -----------   --------------
  Net increase in net
   assets resulting from
   unit transactions.....    4,039,588        285,352         1,051,403        887,548
                           ------------   ---------------   -----------   --------------
  Total increase in net
   assets................    4,139,205        294,258         1,252,663        968,410
NET ASSETS:
  Beginning of period....    1,319,200         47,681         1,353,629        630,116
                           ------------   ---------------   -----------   --------------
  End of period..........  $ 5,458,405       $341,939       $ 2,606,292     $1,598,526
                           ------------   ---------------   -----------   --------------
                           ------------   ---------------   -----------   --------------

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FROM INCEPTION (FEBRUARY 15, 1995) TO DECEMBER 31, 1995

                                          NORTH AMERICAN
                              MONEY         GOVERNMENT       BALANCED
                           MARKET FUND    SECURITIES FUND      FUND       UTILITIES FUND
                           SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ---------------   -----------   --------------
OPERATIONS:
  Net investment
   income................  $    26,554       $  1,090       $     9,765     $    3,983
  Net realized gain
   (loss) on security
   transactions..........      --                  93               784              6
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --                 400            82,904         52,999
                           ------------   ---------------   -----------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       26,554          1,583            93,453         56,988
                           ------------   ---------------   -----------   --------------
UNIT TRANSACTIONS:
  Purchases..............    2,795,148         81,336         1,183,650        466,844
  Net transfers..........   (1,478,107)       (35,237)          169,596        118,572
  Surrenders.............      (24,395)            (1)          (93,070)       (12,288)
                           ------------   ---------------   -----------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,292,646         46,098         1,260,176        573,128
                           ------------   ---------------   -----------   --------------
  Total increase
   (decrease) in net
   assets................    1,319,200         47,681         1,353,629        630,116
NET ASSETS:
  Beginning of period....      --             --                --             --
                           ------------   ---------------   -----------   --------------
  End of period..........  $ 1,319,200       $ 47,681       $ 1,353,629     $  630,116
                           ------------   ---------------   -----------   --------------
                           ------------   ---------------   -----------   --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                             DIVIDEND      VALUE ADDED   CORE EQUITY    AMERICAN       GLOBAL      DEVELOPING      EMERGING
                            GROWTH FUND    MARKET FUND      FUND       VALUE FUND    EQUITY FUND   GROWTH FUND   MARKETS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------   -----------   -----------   -----------   -----------   -----------   ------------
OPERATIONS:
  Net investment income
   (loss)................  $      82,889   $    7,612    $    (5,790)  $   (45,165)  $    (5,756)  $  (33,989)    $   (1,247)
  Capital gains income...         10,163        1,620          1,743        23,844         3,905        2,707        --
  Net realized gain
   (loss) on security
   transactions..........         (1,335)       3,162            519           179           932        3,963            (27)
  Net unrealized
   appreciation of
   investments during the
   period................      1,770,825      638,574        144,463       660,479       304,832      196,773         77,164
                           -------------   -----------   -----------   -----------   -----------   -----------   ------------
  Net increase in net
   assets resulting from
   operations............      1,862,542      650,968        140,935       639,337       303,913      169,454         75,890
                           -------------   -----------   -----------   -----------   -----------   -----------   ------------
UNIT TRANSACTIONS:
  Purchases..............     11,219,771    5,771,510        819,995     5,876,271     3,658,651    3,157,803        932,707
  Net transfers..........      1,189,188      118,782        109,486       669,473       948,105      274,161        206,356
  Surrenders.............       (665,008)     (62,463)       (12,084)     (319,324)     (211,305)    (148,442)       (38,428)
                           -------------   -----------   -----------   -----------   -----------   -----------   ------------
  Net increase in net
   assets resulting from
   unit transactions.....     11,743,951    5,827,829        917,397     6,226,420     4,395,451    3,283,522      1,100,635
                           -------------   -----------   -----------   -----------   -----------   -----------   ------------
  Total increase in net
   assets................     13,606,493    6,478,797      1,058,332     6,865,757     4,699,364    3,452,976      1,176,525
NET ASSETS:
  Beginning of period....      4,195,116    1,698,118        300,677     2,200,431     1,062,089      957,330        165,731
                           -------------   -----------   -----------   -----------   -----------   -----------   ------------
  End of period..........  $  17,801,609   $8,176,915    $ 1,359,009   $ 9,066,188   $ 5,761,453   $4,410,306     $1,342,256
                           -------------   -----------   -----------   -----------   -----------   -----------   ------------
                           -------------   -----------   -----------   -----------   -----------   -----------   ------------

                             DIVIDEND      VALUE ADDED   CORE EQUITY    AMERICAN       GLOBAL      DEVELOPING      EMERGING
                            GROWTH FUND    MARKET FUND      FUND       VALUE FUND    EQUITY FUND   GROWTH FUND   MARKETS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------   -----------   -----------   -----------   -----------   -----------   ------------
OPERATIONS:
  Net investment
   income................  $      18,589   $    6,069    $        53   $       443   $     2,734   $      783     $      220
  Net realized gain
   (loss) on security
   transactions..........           (488)          51             (1)          309           181          107            (63)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        411,667       93,825          4,242       231,478        38,132       99,929             13
                           -------------   -----------   -----------   -----------   -----------   -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        429,768       99,945          4,294       232,230        41,047      100,819            170
                           -------------   -----------   -----------   -----------   -----------   -----------   ------------
UNIT TRANSACTIONS:
  Purchases..............      3,514,160    1,375,238        272,740     1,678,882       802,365      786,803        123,549
  Net transfers..........        352,632      235,521         23,596       358,598       230,961      113,811         41,980
  Surrenders.............       (101,444)     (12,586)            47       (69,279)      (12,284)     (44,103)            32
                           -------------   -----------   -----------   -----------   -----------   -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      3,765,348    1,598,173        296,383     1,968,201     1,021,042      856,511        165,561
                           -------------   -----------   -----------   -----------   -----------   -----------   ------------
  Total increase
   (decrease) in net
   assets................      4,195,116    1,698,118        300,677     2,200,431     1,062,089      957,330        165,731
NET ASSETS:
  Beginning of period....       --             --            --            --            --            --            --
                           -------------   -----------   -----------   -----------   -----------   -----------   ------------
  End of period..........  $   4,195,116   $1,698,118    $   300,677   $ 2,200,431   $ 1,062,089   $  957,330     $  165,731
                           -------------   -----------   -----------   -----------   -----------   -----------   ------------
                           -------------   -----------   -----------   -----------   -----------   -----------   ------------


                           DIVERSIFIED
                           INCOME FUND
                           SUB-ACCOUNT
                           -----------
OPERATIONS:
  Net investment income
   (loss)................  $   83,793
  Capital gains income...       1,078
  Net realized gain
   (loss) on security
   transactions..........         101
  Net unrealized
   appreciation of
   investments during the
   period................      21,655
                           -----------
  Net increase in net
   assets resulting from
   operations............     106,627
                           -----------
UNIT TRANSACTIONS:
  Purchases..............   1,616,132
  Net transfers..........     235,033
  Surrenders.............     (38,500)
                           -----------
  Net increase in net
   assets resulting from
   unit transactions.....   1,812,665
                           -----------
  Total increase in net
   assets................   1,919,292
NET ASSETS:
  Beginning of period....     643,724
                           -----------
  End of period..........  $2,563,016
                           -----------
                           -----------

                           DIVERSIFIED
                           INCOME FUND
                           SUB-ACCOUNT
                           -----------
OPERATIONS:
  Net investment
   income................  $    6,258
  Net realized gain
   (loss) on security
   transactions..........          35
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       9,279
                           -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      15,572
                           -----------
UNIT TRANSACTIONS:
  Purchases..............     587,649
  Net transfers..........      42,607
  Surrenders.............      (2,104)
                           -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     628,152
                           -----------
  Total increase
   (decrease) in net
   assets................     643,724
NET ASSETS:
  Beginning of period....      --
                           -----------
  End of period..........  $  643,724
                           -----------
                           -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SEPARATE ACCOUNT THREE
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 1996

 1.  ORGANIZATION:

    Separate Account Three (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION--The investment in shares of the Dean Witter Select Dimensions Investment Series Mutual Funds is valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.

    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.25% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

    b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT THREE AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:

 We have audited the accompanying statement of assets and liabilities of Hartford Life Insurance Company Separate Account Three (the Account) as of December 31, 1996, and the related statement of operations for the year then ended and statements of changes in net assets for the year ended December 31, 1996 and the period from inception, February 15, 1995, to December 31, 1995. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatment. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company Separate Account Three as of December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for the year ended December 31, 1996 and the period from inception, February 15, 1995, to December 31, 1995, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP
 Hartford, Connecticut
 February 14, 1997

HARTFORD LIFE INSURANCE COMPANIES
                                   BULK RATE
P.O. BOX 2999
                                  U.S. POSTAGE
HARTFORD, CT 06104-2999
                                      PAID
                                  PERMIT NO. 1
                                  HARTFORD, CT

PRINCIPAL UNDERWRITER FOR THE SEPARATE ACCOUNTS:
    HARTFORD EQUITY SALES COMPANY, INC. (HESCO)                                                   [LOGO]  [LOGO]ITT HARTFORD LIFE
    HARTFORD PLAZA                                                                                AND ANNUITY
    HARTFORD, CT 06115                                                                            INSURANCE COMPANY
    HARTFORD SECURITIES DISTRIBUTION COMPANY, INC. (HSD)                                          INDIVIDUAL ANNUITY OPERATIONS
    HARTFORD PLAZA                                                                                P.O. BOX 5085
    HARTFORD, CT 06115                                                                            HARTFORD, CT 05102-5085